Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2024
Restatement Determination Date [Axis]: 2023-11-30
Erroneously Awarded Compensation Recovery [Table]
Erroneous Compensation Analysis [Text Block]	In November 2023, we adopted an executive officer clawback policy in accordance with SEC regulations promulgated to comply with Section 954 of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and the rules adopted by Nasdaq, pursuant which covered persons will be required to repay or return erroneously awarded compensation to our company.